CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY
Net unrealized gain (loss) on securities available for sale, related tax effects (in dollars)	$ 9,000	$ 4,000
Common stock held by ESOP allocated or committed to be allocated	8,192	8,193
Restricted stock granted in connection with equity incentive plan	25,998	25,000
Forfeiture of restricted stock	7,650	1,000
Reissuance of treasury stock	5,796
Purchase of treasury stock	280